Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 1.5%
Howmet Aerospace, Inc.	181,575	$ 18,202,894
Northrop Grumman Corp.	11,700	6,178,419
Textron, Inc.	113,523	10,055,867
TransDigm Group, Inc.	11,178	15,952,459
		50,389,639
Air Freight & Logistics - 0.9%
FedEx Corp.	37,553	10,277,505
United Parcel Service, Inc., Class B	134,474	18,334,185
		28,611,690
Automobile Components - 0.1%
Aptiv PLC (A)	59,279	4,268,681
Automobiles - 1.3%
Tesla, Inc. (A)	159,474	41,723,183
Banks - 3.5%
Bank of America Corp.	940,609	37,323,365
Citigroup, Inc.	142,399	8,914,177
Fifth Third Bancorp	335,957	14,392,398
Truist Financial Corp.	401,179	17,158,426
U.S. Bancorp	246,422	11,268,878
Wells Fargo & Co.	469,487	26,521,321
		115,578,565
Beverages - 1.9%
Coca-Cola Co.	361,075	25,946,850
Monster Beverage Corp. (A)	204,600	10,673,982
PepsiCo, Inc.	144,163	24,514,918
		61,135,750
Biotechnology - 2.7%
AbbVie, Inc.	217,408	42,933,732
Biogen, Inc. (A)	24,003	4,652,741
BioMarin Pharmaceutical, Inc. (A)	15,510	1,090,198
Neurocrine Biosciences, Inc. (A)	20,440	2,355,097
Regeneron Pharmaceuticals, Inc. (A)	17,761	18,671,074
Sarepta Therapeutics, Inc. (A)	9,935	1,240,782
Vertex Pharmaceuticals, Inc. (A)	41,095	19,112,462
		90,056,086
Broadline Retail - 4.0%
Amazon.com, Inc. (A)	706,325	131,609,537
Building Products - 1.7%
Carrier Global Corp.	203,318	16,365,066
Masco Corp.	96,654	8,113,137
Trane Technologies PLC	77,917	30,288,675
		54,766,878
Capital Markets - 2.0%
Ameriprise Financial, Inc.	14,024	6,588,615
Charles Schwab Corp.	175,147	11,351,277
CME Group, Inc.	87,074	19,212,878
Goldman Sachs Group, Inc.	37,328	18,481,466
KKR & Co., Inc.	44,182	5,769,286
Morgan Stanley	44,450	4,633,468
		66,036,990
	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.8%
Dow, Inc.	258,046	$ 14,097,053
Eastman Chemical Co.	8,524	954,262
Linde PLC	60,373	28,789,469
LyondellBasell Industries NV, Class A	80,427	7,712,949
PPG Industries, Inc.	54,068	7,161,847
		58,715,580
Communications Equipment - 0.2%
Motorola Solutions, Inc.	11,263	5,064,183
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,462	4,016,422
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	22,766	20,182,514
Target Corp.	31,175	4,858,936
		25,041,450
Distributors - 0.0% (B)
LKQ Corp.	30,245	1,207,380
Electric Utilities - 2.2%
NextEra Energy, Inc.	298,679	25,247,336
NRG Energy, Inc.	15,433	1,405,946
PG&E Corp.	860,237	17,006,885
Southern Co.	322,154	29,051,848
		72,712,015
Electrical Equipment - 0.4%
AMETEK, Inc.	11,532	1,980,160
Eaton Corp. PLC	35,011	11,604,046
		13,584,206
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	20,684	3,123,077
Energy Equipment & Services - 0.1%
Baker Hughes Co.	136,895	4,948,754
Entertainment - 0.2%
Netflix, Inc. (A)	4,076	2,890,985
Warner Music Group Corp., Class A (C)	115,428	3,612,896
		6,503,881
Financial Services - 5.3%
Berkshire Hathaway, Inc., Class B (A)	103,489	47,631,847
Block, Inc. (A)	36,969	2,481,729
Corpay, Inc. (A)	40,231	12,582,648
Fidelity National Information Services, Inc.	196,965	16,495,819
Mastercard, Inc., Class A	109,964	54,300,223
Visa, Inc., Class A	149,616	41,136,919
		174,629,185
Food Products - 0.8%
Mondelez International, Inc., Class A	363,562	26,783,613
Ground Transportation - 1.2%
CSX Corp.	385,811	13,322,054
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (continued)
Uber Technologies, Inc. (A)	275,620	$ 20,715,599
Union Pacific Corp.	24,139	5,949,781
		39,987,434
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	42,692	4,867,315
Baxter International, Inc.	59,192	2,247,520
Boston Scientific Corp. (A)	203,539	17,056,568
Dexcom, Inc. (A)	12,777	856,570
Medtronic PLC	176,126	15,856,624
Stryker Corp.	66,298	23,950,816
		64,835,413
Health Care Providers & Services - 2.5%
Elevance Health, Inc.	26,128	13,586,560
HCA Healthcare, Inc.	10,774	4,378,877
Humana, Inc.	19,380	6,138,421
McKesson Corp.	8,765	4,333,591
UnitedHealth Group, Inc.	90,377	52,841,625
		81,279,074
Health Care REITs - 0.7%
Ventas, Inc.	204,831	13,135,812
Welltower, Inc.	66,300	8,488,389
		21,624,201
Hotels, Restaurants & Leisure - 3.2%
Booking Holdings, Inc.	5,053	21,283,842
Chipotle Mexican Grill, Inc. (A)	283,598	16,340,917
DoorDash, Inc., Class A (A)	16,050	2,290,817
Expedia Group, Inc. (A)	56,897	8,421,894
Hilton Worldwide Holdings, Inc.	45,649	10,522,094
McDonald's Corp.	54,301	16,535,198
Royal Caribbean Cruises Ltd.	70,664	12,532,967
Yum! Brands, Inc.	119,596	16,708,757
		104,636,486
Household Durables - 0.2%
Lennar Corp., Class A	26,998	5,061,585
Toll Brothers, Inc.	13,739	2,122,538
		7,184,123
Household Products - 0.5%
Church & Dwight Co., Inc.	64,817	6,787,636
Procter & Gamble Co.	59,866	10,368,791
		17,156,427
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	22,851	2,708,758
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	149,555	30,914,514
Industrial REITs - 0.5%
Prologis, Inc.	144,093	18,196,064
Insurance - 2.1%
Aon PLC, Class A	34,522	11,944,267
MetLife, Inc.	119,973	9,895,373
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Principal Financial Group, Inc.	77,213	$ 6,632,596
Progressive Corp.	96,763	24,554,579
Travelers Cos., Inc.	64,609	15,126,259
		68,153,074
Interactive Media & Services - 6.4%
Alphabet, Inc., Class A	395,275	65,556,359
Alphabet, Inc., Class C	298,478	49,902,537
Meta Platforms, Inc., Class A	167,122	95,667,317
		211,126,213
IT Services - 1.0%
Accenture PLC, Class A	48,040	16,981,179
Cognizant Technology Solutions Corp., Class A	194,018	14,974,309
		31,955,488
Life Sciences Tools & Services - 1.5%
Danaher Corp.	68,450	19,030,469
Thermo Fisher Scientific, Inc.	51,707	31,984,399
		51,014,868
Machinery - 1.6%
Deere & Co.	57,731	24,092,878
Ingersoll Rand, Inc.	56,906	5,585,893
Otis Worldwide Corp.	166,260	17,281,065
PACCAR, Inc.	46,243	4,563,259
		51,523,095
Media - 1.0%
Charter Communications, Inc., Class A (A)	20,747	6,723,688
Comcast Corp., Class A	573,763	23,966,081
Sirius XM Holdings, Inc.	84,379	1,995,563
		32,685,332
Metals & Mining - 0.1%
Nucor Corp.	24,322	3,656,569
Multi-Utilities - 0.2%
CMS Energy Corp.	109,796	7,754,891
Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	34,239	5,042,377
ConocoPhillips	215,606	22,699,000
Diamondback Energy, Inc.	63,263	10,906,541
EOG Resources, Inc.	134,990	16,594,321
EQT Corp.	43,357	1,588,600
Exxon Mobil Corp.	395,030	46,305,417
		103,136,256
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	122,271	6,210,144
Personal Care Products - 0.3%
Estee Lauder Cos., Inc., Class A	26,597	2,651,455
Kenvue, Inc.	334,262	7,731,480
		10,382,935
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	373,116	19,305,022
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	47,845	$ 42,387,800
Johnson & Johnson	115,903	18,783,240
Merck & Co., Inc.	105,845	12,019,758
		92,495,820
Professional Services - 0.4%
Leidos Holdings, Inc.	76,305	12,437,715
Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	100,238	7,150,979
Semiconductors & Semiconductor Equipment - 11.7%
Advanced Micro Devices, Inc. (A)	112,894	18,523,648
Analog Devices, Inc.	112,166	25,817,248
Broadcom, Inc.	198,484	34,238,490
Lam Research Corp.	16,444	13,419,620
Marvell Technology, Inc.	22,674	1,635,249
Micron Technology, Inc.	190,371	19,743,376
NVIDIA Corp.	1,787,316	217,051,655
NXP Semiconductors NV	106,169	25,481,622
Texas Instruments, Inc.	142,776	29,493,238
		385,404,146
Software - 10.1%
Adobe, Inc. (A)	10,171	5,266,340
Cadence Design Systems, Inc. (A)	18,329	4,967,709
Fair Isaac Corp. (A)	1,669	3,243,735
Intuit, Inc.	33,785	20,980,485
Microsoft Corp.	556,358	239,400,847
Salesforce, Inc.	103,419	28,306,815
ServiceNow, Inc. (A)	35,276	31,550,502
		333,716,433
Specialized REITs - 0.8%
Digital Realty Trust, Inc.	73,784	11,940,464
Equinix, Inc.	1,841	1,634,127
SBA Communications Corp.	46,657	11,230,340
		24,804,931
Specialty Retail - 2.7%
AutoZone, Inc. (A)	7,571	23,848,953
Best Buy Co., Inc.	72,223	7,460,636
Burlington Stores, Inc. (A)	29,911	7,880,950
Lowe's Cos., Inc.	129,990	35,207,791
O'Reilly Automotive, Inc. (A)	3,416	3,933,866
Ross Stores, Inc.	82,588	12,430,320
		90,762,516
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	1,013,924	$ 236,244,292
Hewlett Packard Enterprise Co.	312,870	6,401,320
Seagate Technology Holdings PLC	149,691	16,395,655
Western Digital Corp. (A)	96,326	6,578,103
		265,619,370
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (A)	14,551	3,948,414
Tobacco - 0.4%
Altria Group, Inc.	91,307	4,660,309
Philip Morris International, Inc.	82,503	10,015,864
		14,676,173
Trading Companies & Distributors - 0.2%
United Rentals, Inc.	7,236	5,859,206
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	55,377	11,427,598
Total Common Stocks (Cost $2,295,979,910)		3,254,931,405
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (D)	3,728,960	3,728,960
Total Other Investment Company (Cost $3,728,960)		3,728,960

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 2.10% (D), dated 09/30/2024, to be repurchased at $43,941,297 on 10/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $44,817,512.	$ 43,938,734	43,938,734
Total Repurchase Agreement (Cost $43,938,734)		43,938,734
Total Investments (Cost $2,343,647,604)		3,302,599,099
Net Other Assets (Liabilities) - 0.0% (B)		214,475
Net Assets - 100.0%		$ 3,302,813,574
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	165	12/20/2024	$47,021,769	$47,967,563	$945,794	$—
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$3,254,931,405	$—	$—	$3,254,931,405
Other Investment Company	3,728,960	—	—	3,728,960
Repurchase Agreement	—	43,938,734	—	43,938,734
Total Investments	$3,258,660,365	$43,938,734	$—	$3,302,599,099
Other Financial Instruments
Futures Contracts (F)	$945,794	$—	$—	$945,794
Total Other Financial Instruments	$945,794	$—	$—	$945,794
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $3,647,389, collateralized by cash collateral of $3,728,960. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at September 30, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(F)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Enhanced Index VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust